SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION

(15) SEGMENT INFORMATION

The Group operates Hotel and Air segments. All of the Group's long-lived assets are located in the PRC. These reportable segments are business units that offer different services that are managed separately because each requires different service provision and marketing strategies.

The Hotel segment provides hotel reservation services to customers and the Air segment provides air ticket booking services to customers. Other segment provides internet-related advertising services and other travel services such as travel insurance.

The Group determines its segments based on how the Group's chief operating decision maker manages the Group's business, allocates the resources, makes operating decisions and evaluates operating performance. The Group allocates settlement processing function charges to Hotel and Air segments and also the share-based compensation from the Other segment to Corporate to determine the segment profit or loss. A summary of the results of the reportable segments is as follows:

	For the year ended December 31, 2012
	Hotel	Air	Other	Corporate	Total
Revenues	608,318,596	123,754,276	65,136,131	-	797,209,003
Business tax, VAT and surcharges	(34,065,841)	(6,930,239)	(11,968,659)	-	(52,964,739)
Cost of services *	(125,366,740)	(63,938,936)	(13,085,456)	(1,932,101)	(204,323,233)
Service development *	(55,063,247)	(5,887,607)	(16,805,745)	(49,711,066)	(127,467,665)
Unallocated operating expenses:
Sales and marketing	-	-	-	(412,343,366)	(412,343,366)
General and administrative	(7,293,870)	(4,655,934)	(322,433)	(50,695,638)	(62,967,875)
Amortization of intangible assets	-	-	-	(1,056,197)	(1,056,197)
Charges related to property and equipment and intangible assets	-	-	-	(2,237,567)	(2,237,567)
Income/(loss) from operations	386,528,898	42,341,560	22,953,838	(517,975,935)	(66,151,639)
Total other income	-	-	-	56,461,352	56,461,352
Income /(loss) from operations before income tax expense /(benefit)	386,528,898	42,341,560	22,953,838	(461,514,583)	(9,690,287)

*	Depreciation expense of RMB16,640,301 and RMB3,200,608 is included in Cost of services and Service development expenses for the Hotel and Air segments. No depreciation expense is included in the Other and Corporate segments.

	For the year ended December 31, 2011
	Hotel	Air	Other	Corporate	Total
Revenues	447,876,567	125,094,628	52,027,719	-	624,998,914
Business tax and surcharges	(24,633,211)	(6,880,205)	(7,308,516)	-	(38,821,932)
Cost of services *	(84,039,659)	(60,595,087)	(8,855,068)	(1,374,392)	(154,864,206)
Service development *	(33,630,403)	(7,543,224)	(13,899,801)	(42,023,393)	(97,096,821)
Unallocated operating expenses:
Sales and marketing	-	-	-	(230,945,011)	(230,945,011)
General and administrative	(5,999,791)	(4,366,354)	(103,494)	(42,769,472)	(53,239,111)
Amortization of intangibles	-	-	-	(547,200)	(547,200)
Charges related to property and equipment	-	-	-	(152,412)	(152,412)
Income/(loss) from operations	299,573,503	45,709,758	21,860,840	(317,811,880)	49,332,221
Total other income	-	-	-	1,315,198	1,315,198
Income/(loss) from operations before income taxes	299,573,503	45,709,758	21,860,840	(316,496,682)	50,647,419

*	Depreciation expense of RMB10,216,747 and RMB3,052,706 is included in Cost of services and Service development expenses for the Hotel and Air segments. No depreciation expense is included in the Other and Corporate segments.

	For the year ended December 31, 2010
	Hotel	Air	Other	Corporate	Total
Revenues	346,448,868	123,092,052	42,477,663	-	512,018,583
Business tax and surcharges	(17,447,565)	(6,770,063)	(5,884,319)	-	(30,101,947)
Cost of services *	(59,774,578)	(65,686,554)	(10,236,598)	(1,192,063)	(136,889,793)
Service development *	(24,104,919)	(7,486,971)	(12,053,536)	(36,400,412)	(80,045,838)
Unallocated operating expenses:
Sales and marketing	-	-	-	(167,322,622)	(167,322,622)
General and administrative	(2,704,069)	(5,816,013)	-	(41,424,914)	(49,944,996)
Amortization of intangibles	-	-	-	(642,453)	(642,453)
Income/(loss) from operations	242,417,737	37,332,451	14,303,210	(246,982,464)	47,070,934
Total other expenses	-	-	-	(19,550,361)	(19,550,361)
Income/(loss) from operations before income taxes	242,417,737	37,332,451	14,303,210	(266,532,825)	27,520,573

*	Depreciation expense of RMB7,392,731 and RMB3,353,680 is included in Cost of services and Service development expenses for the Hotel and Air segments. No depreciation expense is included in the Other and Corporate segments.